Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	HIGH INCOME OPPORTUNITIES PORTFOLIO
Entity Central Index Key	0000921370
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000014260
Shareholder Report [Line Items]
Fund Name	High Income Opportunities Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the High Income Opportunities Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance High Income Opportunities Fund. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Income Opportunities Portfolio	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. High Yield Index (the Index):

↑ The Fund’s security selections by sector particularly in utilities, retail and gaming and overweight allocations in the retail and healthcare sectors contributed

↑ The Fund’s allocations by credit rating, in non-rated and CCC- and lower-rated securities and security selections in the B-rated segment also contributed

↑ The Fund’s security selections, especially in securities with duration of 5 years or less, were also additive to relative returns

↓ The Fund’s allocations by sector, in broadcasting and telecommunications, and security selections in the healthcare, homebuilders and real estate sectors hurt

↓ An overweight allocation in the B-rated securities and security selections in CCC-rated securities hampered relative returns

↓ The Fund’s allocations by duration, especially in securities with duration of 1 year or less and between 5- 10 years, detracted from returns relative to the Index

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	High Income Opportunities Portfolio	Bloomberg U.S. Universal Index	ICE BofA U.S. High Yield Constrained Index	ICE BofA U.S. High Yield Index
10/15	$10,000	$10,000	$10,000	$10,000
11/15	$9,846	$9,964	$9,777	$9,776
12/15	$9,669	$9,914	$9,525	$9,523
1/16	$9,606	$10,023	$9,374	$9,373
2/16	$9,700	$10,094	$9,418	$9,416
3/16	$9,984	$10,218	$9,834	$9,833
4/16	$10,220	$10,288	$10,227	$10,225
5/16	$10,273	$10,296	$10,301	$10,299
6/16	$10,324	$10,477	$10,413	$10,411
7/16	$10,518	$10,563	$10,675	$10,674
8/16	$10,711	$10,575	$10,913	$10,912
9/16	$10,759	$10,577	$10,984	$10,982
10/16	$10,762	$10,507	$11,018	$11,016
11/16	$10,739	$10,271	$10,975	$10,973
12/16	$10,911	$10,301	$11,191	$11,189
1/17	$11,035	$10,338	$11,341	$11,339
2/17	$11,179	$10,418	$11,518	$11,516
3/17	$11,158	$10,414	$11,493	$11,492
4/17	$11,282	$10,500	$11,623	$11,622
5/17	$11,384	$10,581	$11,727	$11,726
6/17	$11,410	$10,573	$11,739	$11,738
7/17	$11,512	$10,625	$11,875	$11,874
8/17	$11,490	$10,717	$11,872	$11,871
9/17	$11,592	$10,679	$11,978	$11,977
10/17	$11,620	$10,692	$12,025	$12,023
11/17	$11,596	$10,676	$11,993	$11,991
12/17	$11,625	$10,723	$12,028	$12,026
1/18	$11,679	$10,620	$12,105	$12,103
2/18	$11,599	$10,519	$11,992	$11,990
3/18	$11,550	$10,572	$11,918	$11,916
4/18	$11,604	$10,501	$11,997	$11,996
5/18	$11,581	$10,559	$11,996	$11,994
6/18	$11,608	$10,543	$12,037	$12,035
7/18	$11,743	$10,565	$12,172	$12,170
8/18	$11,799	$10,618	$12,260	$12,258
9/18	$11,854	$10,572	$12,331	$12,329
10/18	$11,669	$10,484	$12,129	$12,127
11/18	$11,563	$10,531	$12,019	$12,017
12/18	$11,269	$10,696	$11,755	$11,754
1/19	$11,788	$10,843	$12,295	$12,294
2/19	$11,949	$10,855	$12,503	$12,501
3/19	$12,062	$11,051	$12,625	$12,624
4/19	$12,201	$11,066	$12,802	$12,800
5/19	$12,066	$11,236	$12,639	$12,638
6/19	$12,345	$11,395	$12,949	$12,947
7/19	$12,404	$11,429	$13,015	$13,014
8/19	$12,435	$11,687	$13,066	$13,065
9/19	$12,521	$11,637	$13,108	$13,106
10/19	$12,553	$11,674	$13,138	$13,136
11/19	$12,640	$11,672	$13,174	$13,172
12/19	$12,900	$11,689	$13,449	$13,448
1/20	$12,846	$11,899	$13,450	$13,448
2/20	$12,643	$12,077	$13,241	$13,240
3/20	$11,081	$11,841	$11,683	$11,683
4/20	$11,607	$12,078	$12,127	$12,127
5/20	$12,079	$12,191	$12,677	$12,682
6/20	$12,140	$12,293	$12,798	$12,805
7/20	$12,676	$12,509	$13,405	$13,417
8/20	$12,799	$12,437	$13,539	$13,549
9/20	$12,680	$12,414	$13,399	$13,408
10/20	$12,744	$12,370	$13,459	$13,470
11/20	$13,259	$12,531	$13,999	$14,010
12/20	$13,505	$12,575	$14,266	$14,277
1/21	$13,569	$12,496	$14,321	$14,332
2/21	$13,689	$12,334	$14,371	$14,381
3/21	$13,719	$12,191	$14,396	$14,406
4/21	$13,870	$12,293	$14,554	$14,564
5/21	$13,931	$12,340	$14,596	$14,606
6/21	$14,146	$12,430	$14,794	$14,806
7/21	$14,176	$12,555	$14,846	$14,858
8/21	$14,238	$12,547	$14,928	$14,939
9/21	$14,392	$12,440	$14,934	$14,944
10/21	$14,391	$12,429	$14,906	$14,918
11/21	$14,229	$12,444	$14,752	$14,765
12/21	$14,515	$12,436	$15,029	$15,043
1/22	$14,097	$12,163	$14,617	$14,629
2/22	$14,251	$11,998	$14,486	$14,498
3/22	$14,152	$11,676	$14,353	$14,364
4/22	$13,726	$11,240	$13,832	$13,841
5/22	$13,725	$11,302	$13,865	$13,876
6/22	$12,900	$11,076	$12,920	$12,931
7/22	$13,625	$11,355	$13,698	$13,710
8/22	$13,392	$11,060	$13,371	$13,382
9/22	$12,889	$10,583	$12,834	$12,844
10/22	$13,189	$10,467	$13,199	$13,209
11/22	$13,555	$10,857	$13,444	$13,457
12/22	$13,486	$10,820	$13,344	$13,355
1/23	$13,995	$11,156	$13,866	$13,877
2/23	$13,782	$10,882	$13,688	$13,698
3/23	$14,021	$11,137	$13,840	$13,852
4/23	$14,087	$11,205	$13,975	$13,986
5/23	$13,953	$11,089	$13,842	$13,853
6/23	$14,166	$11,072	$14,067	$14,078
7/23	$14,344	$11,083	$14,268	$14,279
8/23	$14,350	$11,016	$14,310	$14,320
9/23	$14,216	$10,753	$14,142	$14,153
10/23	$14,043	$10,592	$13,966	$13,978
11/23	$14,586	$11,068	$14,603	$14,614
12/23	$15,099	$11,488	$15,142	$15,152
1/24	$15,141	$11,461	$15,145	$15,155
2/24	$15,147	$11,323	$15,190	$15,200
3/24	$15,376	$11,435	$15,371	$15,381
4/24	$15,238	$11,167	$15,217	$15,227
5/24	$15,432	$11,352	$15,390	$15,400
6/24	$15,592	$11,456	$15,538	$15,549
7/24	$15,789	$11,716	$15,843	$15,854
8/24	$16,025	$11,889	$16,095	$16,106
9/24	$16,186	$12,052	$16,358	$16,369
10/24	$16,121	$11,778	$16,268	$16,279
11/24	$16,319	$11,902	$16,454	$16,466
12/24	$16,257	$11,722	$16,384	$16,395
1/25	$16,420	$11,793	$16,610	$16,622
2/25	$16,544	$12,037	$16,718	$16,730
3/25	$16,364	$12,034	$16,539	$16,550
4/25	$16,450	$12,077	$16,539	$16,550
5/25	$16,725	$12,015	$16,817	$16,829
6/25	$17,001	$12,203	$17,129	$17,141
7/25	$17,079	$12,185	$17,198	$17,210
8/25	$17,237	$12,331	$17,407	$17,419
9/25	$17,355	$12,462	$17,540	$17,552
10/25	$17,434	$12,544	$17,575	$17,587

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
High Income Opportunities Portfolio	8.14%	6.46%	5.71%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
ICE BofA U.S. High Yield Index	8.03%	5.47%	5.80%
ICE BofA U.S. High Yield Constrained Index	8.03%	5.48%	5.80%

Performance does not reflect the deduction of taxes that an investor would pay on distributions or redemptions. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that an investor would pay on distributions or redemptions.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 1,706,625,180
Holdings Count | Holding	468
Advisory Fees Paid, Amount	$ 7,451,248
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,706,625,180
# of Portfolio Holdings	468
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$7,451,248

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.7%
Common Stocks	1.4%
Asset-Backed Securities	2.3%
Short-Term Investments	3.9%
Senior Floating-Rate Loans	8.4%
Corporate Bonds	83.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.9%
CCC or Lower	10.2%
B	41.2%
BB	41.3%
BBB	2.4%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122